N-2	Jun. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001606366
Amendment Flag	false
Securities Act File Number	001-36556
Document Type	8-K
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Address, Address Line One	3535 Harbor Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	599-5000
Entity Emerging Growth Company	false